Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 84,351	€ 230,100	€ 311,072	€ 534,601
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,190,145
Basic earnings per share	€ 0.29	€ 0.78	€ 1.06	€ 1.82
Diluted earnings per share	€ 0.29	€ 0.78	€ 1.06	€ 1.82